Expense Example - Balanced Strategy Fund - Balanced Strategy Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	$ 1,369